Note 4 - Inventory	9 Months Ended
Sep. 30, 2014
Notes
Note 4 - Inventory

NOTE 4 – Inventory

Inventory includes raw materials and finished goods. Finished goods contain direct materials and other manufacturing costs charged directly by third party manufacturing vendors.

Inventory consists of the following:

	September 30, 2014	December 31, 2013

Raw materials	$173,688	$226,680
Finished goods	340,504	182,179
Inventory allowance	—	(18,732)
Total (Inventory, net of inventory allowance)	$514,192	$390,127

The Company recognized $nil and $nil recovery in inventory allowance respectively for the periods ended September 30, 2014 and September 30, 2013.

During the nine month period ended September 30, 2014, management performed a comprehensive review of inventory and disposed of, and wrote-off to cost of goods sold, a net balance of $48,854 of obsolete and expired stock. This write-off included $18,732 of inventory which had been reserved in prior periods. As of September 30, 2014, the Company had $nil of reserved inventory and all inventory was valued at full cost.

The inventory allowance of $18,732 at December 31, 2013 was comprised of the net remaining amount of two raw materials items which were identified as being slow moving during the year ended December 31, 2012 and were reserved. These particular items subsequently did not move during the year ended December 31, 2013. As stated above, this inventory was determined to be obsolete and was fully written off during the three month period ended September 30, 2014.